Law Offices

STRADLEY, RONON, STEVENS & YOUNG, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8000

November 2, 2009

Rule 497(j) filing

SEC File Nos. 333-139501

811-21993

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	RevenueShares ETF Trust
(File Nos. 333-139501; 811-21993)
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 6/8 to the Registration Statement of the RevenueShares ETF Trust, which was filed with the Securities and Exchange Commission electronically on October 28, 2009.

Please direct questions or comments relating to this filing to me at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.